Note 2 - Cost of Sales	12 Months Ended
Dec. 31, 2020
Disclosure of Cost of Sales [Abstract]
Note 2 - Cost of Sales

2            Cost of sales

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019	2018

Inventories at the beginning of the year	2,265,880	2,524,341	2,368,304
Increase in inventory due to business combinations	199,589	52,966	-
Plus: Charges of the year
Raw materials, energy, consumables and other	1,545,688	2,709,629	3,400,396
Services and fees	154,976	222,415	275,130
Labor cost (*)	757,359	870,261	855,040
Depreciation of property, plant and equipment	503,725	428,791	432,497
Amortization of intangible assets	8,121	5,948	8,220
Depreciation of right-of-use assets	40,127	28,727	-
Maintenance expenses	107,764	284,758	185,782
Allowance for obsolescence	35,809	29,138	25,457
Taxes	45,162	100,738	133,308
Other	59,790	115,663	119,507
	3,458,110	4,849,034	5,435,337
Less: Inventories at the end of the year	(1,636,673)	(2,265,880)	(2,524,341)
	4,087,317	5,107,495	5,279,300

(*) For the year ended December 2020, 2019 and 2018, labor cost includes approximately $81.3 million, $17.2 million and $15.0 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.